INTANGIBLE ASSETS AND GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Cost	$ 13,460	$ 13,658
Accumulated amortization	5,556	4,659
Net book value	7,904	8,999
Patents
Finite-Lived Intangible Assets [Line Items]
Cost	11,431	11,431
Accumulated amortization	3,862	3,119
Net book value	7,569	8,312
Software
Finite-Lived Intangible Assets [Line Items]
Cost	1,298	1,496
Accumulated amortization	963	1,053
Net book value	335	443
License
Finite-Lived Intangible Assets [Line Items]
Cost	731	731
Accumulated amortization	731	487
Net book value	$ 0	$ 244